                              -  BT INVESTMENT FUNDS  -


                              Intermediate Tax Free Fund



                                  SEMI-ANNUAL REPORT
                              --------------------------
                                      MARCH-1997

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . .  3

         INTERMEDIATE TAX FREE FUND
              Statement of Assets and Liabilities. . . . . . . . . .  5
              Statement of Operations. . . . . . . . . . . . . . . .  5
              Statement of Changes in Net Assets . . . . . . . . . .  6
              Financial Highlights . . . . . . . . . . . . . . . . .  6
              Notes to Financial Statements. . . . . . . . . . . . .  7

         INTERMEDIATE TAX FREE PORTFOLIO
              Schedule of Portfolio Investments. . . . . . . . . . .  8
              Statement of Assets and Liabilities. . . . . . . . . .  9
              Statement of Operations. . . . . . . . . . . . . . . .  9
              Statement of Changes in Net Assets . . . . . . . . . . 10
              Financial Highlights . . . . . . . . . . . . . . . . . 10
              Notes to Financial Statements. . . . . . . . . . . . . 11

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Intermediate Tax Free Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Intermediate Tax Free Fund (the "Fund") returned 1.94%* for the six months ended March 31, 1997, as compared to 2.41% for the Lehman 7-Year Government Obligations Bond Index** and 2.03% for the Lipper Intermediate Municipal Debt Average+. Since its inception on July 20, 1992, the Fund has returned 25.79% cumulatively, or 5.01% annualized. The Fund returned 4.00% for the year ended March 31, 1997.

MARKET ACTIVITY

                                      OBJECTIVE
    Seeks high current income exempt from Federal taxes with moderate risk to capital++.

Intermediate tax free bond yields rose by about 0.20% and intermediate government bonds rose by about 0.30% over the Fund's semi-annual period. Interestingly, yields actually fell during the fourth quarter of 1996, as the pace of economic growth slowed, inflation remained benign, and the Federal Reserve Board took no action. However, as the pace of economic growth picked up in the first quarter of 1997 and in March in particular, there was a dramatic yield increase. This upward trend climaxed on March 25th, when the Federal Reserve Board raised the fed funds rate by 0.25% to 5.5%. While this official move was greatly anticipated, it did, still, cause a sell-off in the market.

Municipal securities supply during the six month period, through both new issue volume and refunding bonds, was slightly lower than it was during the same period one year ago, in large part due to the rising rates. Even though fears of tax reform all but disappeared from the market with the re-election of a Democratic president, demand was virtually flat. This supply/demand scenario led to the slightly lower increase in tax free bond yields as compared to that of government bond yields.

INVESTMENT REVIEW
The Fund closely tracked its category average. The slight underperformance to its benchmark can be attributed to our relatively cautious credit and duration positioning in the fourth quarter of 1996. However, anticipating the Federal Reserve Board's action, our slightly shorter than the Index duration, held throughout the Fund's semi-annual period, proved to be the primary driving force of the Fund's outperformance for the month of March when rates rose.

                                INVESTMENT INSTRUMENTS
    Diversified range of high grade intermediate term securities issued by states and their political subdivision, authorities, agencies and instrumentalities, providing income exempt from Federal income taxes. The weighted average maturity of securities will range from three to eight years.

We continued to concentrate the Fund's purchases in high tax states, such as New York, Connecticut, California, North Carolina, South Carolina, and Puerto Rico. As indicated in our last annual report, there is a natural demand for these securities in these states as well as a very marketable supply. We also continue to buy when there is a particularly high supply and yield spreads are wide and to sell when supply is low and yield spreads have narrowed. In other words, when imbalances are created, so are opportunities for the Fund.

Specifically, in the fourth quarter of 1996, we increased the Fund's exposure to New York-issued securities, as heavy supply drove spreads wider than normal. In March, we sold Connecticut bonds and purchased North Carolina bonds-all consistent with the Fund's short duration position.

    TEN LARGEST HOLDINGS

    Phoenix, Arizona, 6.375%, 7/02          Illinois Sales Tax, 6%, 6/12

    New York Energy, FRDN, 6/29             Chicago, Ill. O'Hare, 5.75%, 1/09

    Ohio State Pub. Fac., 5.0%, 5/06        NY State Env., 5.75%, 6/10

    Salt River, Arizona, 5.75%, 1/07        Wash. St. Pub. Pwr., 5.5%, 7/04

    New York, New York, 6%, 8/07            Mich. St. Underground, 5.5%, 5/08

Maintaining our focus on high quality issues, we also continued improving the call structure of bonds in the portfolio. The Fund ended the semi-annual period with 13% of its assets in cash, just slightly less than the 15% allocation held at the end of September.

MANAGER OUTLOOK
For the near term, we anticipate maintaining the Fund's approximately three months shorter than the Index duration, as we believe that the Federal Reserve Board will tighten monetary policy again. We further believe that upward pressure on interest rates will continue until economic growth slows to a pace of 2-21/2% and perceptions of inflation dissipate. Given signs that economic growth may continue to be strong for a while, we believe that it makes sense to remain cautious. Looking ahead a bit longer-term, however, we believe this very same scenario may provide opportunities for bond yields to fall in the second half of 1997. At that point, we would likely extend the portfolio's duration to take advantage of lower yields.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to produce a yield greater than a tax free money market fund with lower risk to principal than a longer term or lower credit quality tax free bond fund.

---------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**  Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
++ Income may be subject to the federal alternative minimum tax and state and local taxes.

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                            By Sector as of March 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

Sewer Revenue 5%                  Utilities 5%
Airlines 5%
Building Revenue 8%                    Containers 5%
University Revenue 8%             Other 8%
Sales Tax Revenue 9%              Power Revenue 23%
Transportation 11%                General Obligations 13%

We value your ongoing support of the Intermediate Tax Free Fund and look forward to continuing to serve your investment needs in the years ahead.


                                 /s/ Gary R. Pollack
                                 -------------------
                                     Gary Pollack
                               Portfolio Manager of the
                           INTERMEDIATE TAX FREE PORTFOLIO
                                    March 31, 1997


--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE TAX FREE FUND AND THE LEHMAN 7-YEAR G.O. BOND INDEX SINCE JULY 31, 1992.

                             TOTAL RETURN FOR THE PERIOD
                                 ENDED MARCH 31, 1997
         Six Months                                        Since 7/20/92*
              1.94%                                              25.79%
* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[GRAPH]

                Intermediate      Lehman 7-Year
               Tax Free Fund      G.O. Bond Index
                  - $12,499         - $12,997

Jul-92             10000               10000
Sep-92              9937                9972
Dec-92             10088               10140
Mar-93             10377               10463
Jun-93             10656               10761
Sep-93             10960               11076
Dec-93             11089               11227
Mar-94             10667               10741
Jun-94             10726               10889
Sep-94             10787               10973
Dec-94             10667               10864
Mar-95             11255               11452
Jun-95             11533               11760
Sep-95             11779               12147
Dec-95             12130               12446
Mar-96             12018               12419
Jun-96             12084               12456
Sep-96             12261               12691
Dec-96             12535               13017
Mar-97             12499               12997

              Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS
    Investment in Intermediate Tax Free Portfolio, at Value. . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 22,270,043
    Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . .        42,132
    Due from Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,425
    Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,655
                                                                                                                  -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22,323,255
                                                                                                                  -------------
LIABILITIES
    Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           132
    Dividend Payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        24,350
    Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26,192
                                                                                                                  -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        50,674
                                                                                                                  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 22,272,581
                                                                                                                  -------------
                                                                                                                  -------------
COMPOSITION OF NET ASSETS
    Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 22,333,297
    Accumulated Net Realized Loss from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . .      (522,734)
    Net Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       462,018
                                                                                                                  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 22,272,581
                                                                                                                  -------------
                                                                                                                  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . . . .  $      10.32
                                                                                                                  -------------
                                                                                                                  -------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized). .     2,158,859
                                                                                                                  -------------
                                                                                                                  -------------



--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




INVESTMENT INCOME
    Income Allocated from Intermediate Tax Free Portfolio, net . . . . . . . . . . . . . . . . . . . . . . . . .  $    514,460
                                                                                                                  -------------
EXPENSES
    Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        44,224
    Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,220
    Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,772
    Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,773
    Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,376
    Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,046
                                                                                                                  -------------
    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        66,411
    Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (22,187)
                                                                                                                  -------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        44,224
                                                                                                                  -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       470,236
                                                                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       181,628
    Net Change in Unrealized Depreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (247,105)
                                                                                                                  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (65,477)
                                                                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    404,759
                                                                                                                  -------------
                                                                                                                  -------------


                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                         FOR THE              FOR THE
                                                                                    SIX MONTHS ENDED  PERIOD JANUARY 1, 1996
                                                                                     MARCH 31, 1997+  TO SEPTEMBER 30, 1996*
                                                                                    ----------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     470,236         $    713,520
    Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . . .        181,628              276,617
    Net Change in Unrealized Depreciation on Investments. . . . . . . . . . . . . .       (247,105)            (754,829)
                                                                                      --------------        -------------
Net Increase in Net Assets from Operations. . . . . . . . . . . . . . . . . . . . .        404,759              235,308
                                                                                      --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (470,236)            (713,520)
                                                                                      --------------        -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares . . . . . . . . . . . . . . . . . . . . . . . . .      3,470,476            3,212,369
    Dividend Reinvestments. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        400,409              480,696
    Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (3,540,384)          (3,420,402)
                                                                                      --------------        -------------
Net Increase from Capital Transactions in Shares of Beneficial Interest . . . . . .        330,501              272,663
                                                                                      --------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . .        265,024             (205,549)
NET ASSETS
Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,007,557           22,213,106
                                                                                      --------------        -------------
End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  22,272,581         $ 22,007,557
                                                                                      --------------        -------------
                                                                                      --------------        -------------



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Intermediate Tax Free Fund.



                                                             FOR THE          FOR THE PERIOD       FOR THE YEAR ENDED DECEMBER 31,
                                                          SIX MONTHS ENDED  JANUARY 1, 1996 TO   ---------------------------------
                                                          MARCH 31, 1997+   SEPTEMBER 30, 1996*   1995         1994        1993
                                                          ----------------  -------------------  ------       ------      -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .         $10.34          $10.56            $19.72         $10.54      $9.99
                                                               -------         -------           -------        -------     ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . .           0.22            0.33              0.47           0.42       0.41
    Net Realized and Unrealized Gain (Loss) on
     Investments . . . . . . . . . . . . . . . . . . .          (0.02)          (0.22)             0.84          (0.82)      0.57
                                                               -------         -------           -------        -------     ------
Total Income (Loss) from Investment Operations . . . .           0.20            0.11              1.31          (0.40)      0.98
                                                               -------         -------           -------        -------     ------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income. . . . . . . . . . . . . . .          (0.22)          (0.33)            (0.47)         (0.42)     (0.41)
    Net Realized Loss from Investment Transactions . .             --              --                --             --      (0.02)
                                                               -------         -------           -------        -------     ------
Total Distributions. . . . . . . . . . . . . . . . . .          (0.22)          (0.33)            (0.47)         (0.42)     (0.43)
                                                               -------         -------           -------        -------     ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .         $10.32          $10.34            $10.56          $9.72     $10.54
                                                               -------         -------           -------        -------     ------
                                                               -------         -------           -------        -------     ------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .           1.94%           4.09%**          13.71%         (3.81)      9.94%

SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) . . . . .        $22,273         $22,008           $22,213        $25,303    $31,709
    Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . .          4.25%**         4.25%**           4.58%          4.20%      3.88%
      Expenses, Including Expenses of the
        Intermediate Tax Free Portfolio. . . . . . . .          0.85%**         0.85%**           0.85%          0.85%      0.85%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust. . . . . . . . . . . . . . . . .          0.31%**         0.38%**           0.28%          0.36%      0.35%

---------------
+   Unaudited
* On August 2, 1995, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
**  Annualized

                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Intermediate Tax Free Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 20, 1992. The Fund invests substantially all of its assets in the Intermediate Tax Free Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 99.99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare dividends daily and distribute monthly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.40 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $44,224.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.40 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.85 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $22,187.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:
                      FOR THE             FOR THE PERIOD
                 SIX MONTHS ENDED       JANUARY 1, 1996 TO
            MARCH 31, 1997 (UNAUDITED)  SEPTEMBER 30, 1996
            -------------------------   --------------------
               SHARES     AMOUNT         SHARES     AMOUNT
            ----------  -------------   -------- -----------

Sold          332,046   $3,470,476      305,971  $3,212,369
Reinvested     38,413      400,409       46,327     480,696
Redeemed     (339,354)  (3,540,384)    (328,712) (3,420,402)
            ----------  -------------   -------- -----------
Net Increase   31,105   $  330,501       23,586  $  272,663
            ----------  -------------   -------- -----------
            ----------  -------------   -------- -----------

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
Principal
Amount                             Description                          Value
---------                          -----------                          -----

              LONG-TERM MUNICIPAL BONDS - 83.46%
              ARIZONA - 12.07%
$  440,000    Arizona State Transportation Board Excise
                Tax, 5.60%, 7/01/03. . . . . . . . . . . .     $      456,016
 1,080,000    Phoenix Arizona, Series C, 6.375%, 7/01/02 .          1,160,870
 1,025,000    Salt River Project Arizona Agriculture,
                Series A, 5.75%, 1/01/07 . . . . . . . . .          1,070,387
                                                                ---------------
                                                                    2,687,273
                                                                ---------------

              CALIFORNIA - 4.26%
 1,000,000    California State Public Works Board Lease,
                California State University Project, Series A,
                5.375%, 10/01/17 . . . . . . . . . . . . .            947,700
                                                                ---------------

              CONNECTICUT - 3.66%
   500,000    Connecticut State Special Tax Obligations
                Revenue, 5.90%, 9/01/05. . . . . . . . . .            528,295
   275,000    Connecticut State Special Tax Obligations
                Revenue, 6.75%, 2/15/99. . . . . . . . . .            287,202
                                                                ---------------
                                                                      815,497
                                                                ---------------

              DELAWARE - 2.47%
   520,000    Delaware Transportation Authority, 6.10%, 7/01/02       550,628
                                                                ---------------

              FLORIDA - 0.23%
    50,000    Dade County, Florida Aviation Authority,
                5.40%, 10/01/07. . . . . . . . . . . . . .             51,065
                                                                ---------------

              ILLINOIS - 9.34%
 1,000,000    Chicago Illinois O'Hare International Airport,
                Series C, (MBIA Insured), 5.75%, 1/01/09            1,029,620
 1,000,000    Illinois State Sales Tax, 6.00%, 6/15/12 . .          1,049,390
                                                                ---------------
                                                                    2,079,010
                                                                ---------------

              INDIANA - 1.44%
   300,000    Indiana University Revenue, 6.60%, 8/01/01 .            320,706
                                                                ---------------

              MICHIGAN - 7.86%
   500,000    Michigan State Building Authority,
                (AMBAC Insured), 6.00%, 10/01/02 . . . . .            528,825
   200,000    Michigan State Housing Development
                Authority, 6.30%, 12/01/03 . . . . . . . .            207,164
 1,000,000    Michigan State Underground Storage Tank
                Financial Assurance Authority, Series I,
                (FGIC Insured), 5.50%, 5/01/08 . . . . . .          1,015,030
                                                                ---------------
                                                                    1,751,019
                                                                ---------------

              NEBRASKA - 1.38%
   300,000    Nebraska Public Power District Revenue,
                5.70%, 1/01/05 . . . . . . . . . . . . . .            308,190
                                                                ---------------

              NEVADA - 2.33%
   500,000    Clark County, Nevada Highway Improvement
                Revenue, (AMBAC Insured), 5.70%, 7/01/03 .            520,040
                                                                ---------------

              NEW JERSEY - 1.05%
   225,000    New Jersey State Turnpike Authority,
                6.00%, 1/01/05 . . . . . . . . . . . . . .            234,207
                                                                ---------------

              NEW YORK - 15.84%
 1,000,000    New York City, New York, G.O., Series E,
                6.00%, 8/01/07 . . . . . . . . . . . . . .          1,058,330
   500,000    New York State Dormitory Authority,
                Series E, 5.25%, 8/15/08 . . . . . . . . .            495,750
 1,000,000    New York State Environment Facility Corp.,
                5.75%, 6/15/10 . . . . . . . . . . . . . .          1,029,320


Principal
Amount                             Description                          Value
---------                          -----------                          -----

$1,000,000    New York State Local Government Assistance
                Corp., Series E, 5.25%, 4/01/16. . . . . .     $      944,310
                                                                ---------------
                                                                    3,527,710
                                                                ---------------

              NORTH CAROLINA - 4.52%
 1,000,000    North Carolina State, Series A, 5.10%, 3/01/06        1,007,440
                                                                ---------------

              OHIO - 4.44%
 1,000,000    Ohio State Public Facilities Commission
                Higher Education Capital Facilities,
                Series II-A, 5.00%, 5/01/06. . . . . . . .            988,400
                                                                ---------------

              TENNESSEE - 0.05%
    10,000    Shelby County, Tennessee Public
                Improvement, Series B, 5.25%, 11/01/06 . .             10,131
                                                                ---------------

              TEXAS - 7.00%
   175,000    Garland, Texas Independent School District,
                6.40%, 2/15/98 . . . . . . . . . . . . . .            175,338
   500,000    Texas State, Series A, 6.00%, 10/01/06 . . .            534,135
   300,000    Texas Water Resources Finance Authority
                Revenue, 7.30%, 8/15/04. . . . . . . . . .            313,437
   500,000    University of Texas, Series A, 6.50%, 8/15/01           535,060
                                                                ---------------
                                                                    1,557,970
                                                                ---------------

              WASHINGTON - 4.59%
 1,000,000    Washington State Public Power Supply
                System, Nuclear Project No. 1, Series A,
                (AMBAC Insured), 5.50%, 7/01/04. . . . . .          1,022,080
                                                                ---------------

              WISCONSIN - 0.93%
   200,000    Wisconsin State Transportation, 6.00%, 7/01/00          207,948
                                                                ---------------

TOTAL LONG-TERM MUNICIPAL BONDS (Cost $18,124,580) . . . .     $   18,587,014
                                                                ---------------

              FLOATING RATE DEMAND NOTES - 14.82%
              FLORIDA - 0.45%
$  100,000    Palm Beach County Florida Water & Sewer
                Revenue, 3.90%, 10/01/11 . . . . . . . . .     $      100,000
                                                                ---------------

              NEW YORK - 14.37%
   700,000    New York State Energy Research &
                Development Authority, Pollution Control
                Revenue, 3.50%, 10/01/29 . . . . . . . . .            700,000
 1,100,000    New York State Energy Research &
                Development Authority, Pollution Control
                Revenue, 3.65%, 6/01/29  . . . . . . . . .          1,100,000
   100,000    New York, New York City Municipal Water
                Finance Authority, Water & Sewer System
                Revenue, Series A, 3.70%, 6/15/25. . . . .            100,000
   200,000    New York, New York, G.O., 3.70%, 8/01/16 . .            200,000
   200,000    New York, New York, G.O., 3.70%, 8/15/18 . .            200,000
   300,000    New York, New York, G.O., 3.70%, 8/15/20 . .            300,000
   100,000    New York, New York, G.O., 3.70%, 8/15/21 . .            100,000
   100,000    New York, New York, G.O., 3.70%, 8/15/22 . .            100,000
   400,000    New York, New York, G.O., 3.70%, 8/15/23 . .            400,000
                                                                ---------------
                                                                    3,200,000
                                                                ---------------

TOTAL FLOATING RATE DEMAND NOTES (Cost $3,300,000) . . . .     $    3,300,000
                                                                ---------------

TOTAL INVESTMENTS (Cost $21,424,580) . . . . . . . .  98.28%   $   21,887,014
Other Assets in Excess of Liabilities  . . . . . . .   1.72%          383,202
                                                     -------   ---------------
NET ASSETS     . . . . . . . . . . . . . . . . . . . 100.00%   $   22,270,216
                                                     -------   ---------------
                                                     -------   ---------------

---------------
The following abbreviations are used in portfolio descriptions:
AMBAC    --   American Municipal Bond Assurance Corporation
FGIC     --   Financial Guaranty Insurance Corporation
MBIA     --   Municipal Bond Insurance Association

                     See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS
    Investments, at Value (Cost of $21,424,580). . . . . . . . . . .  $   21,887,014
    Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,460
    Receivable for Securities Sold . . . . . . . . . . . . . . . . .       1,072,245
    Interest Receivable, Prepaid Expenses and Other. . . . . . . . .         317,277
                                                                       --------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .      23,280,996
                                                                       --------------
LIABILITIES
    Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . .           2,864
    Payable for Securities Purchased . . . . . . . . . . . . . . . .         991,890
    Accrued Expenses and Other . . . . . . . . . . . . . . . . . . .          16,026
                                                                       --------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . .       1,010,780
                                                                       --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   22,270,216
                                                                       --------------
                                                                       --------------
COMPOSITION OF NET ASSETS
    Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . .  $   21,807,782
    Net Unrealized Appreciation on Investments . . . . . . . . . . .         462,434
                                                                       --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   22,270,216
                                                                       --------------
                                                                       --------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    564,386
                                                                         -------------
EXPENSES
    Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . .          44,342
    Administration and Services Fees . . . . . . . . . . . . . . . .           5,543
    Professional Fees and Miscellaneous. . . . . . . . . . . . . . .          11,224
    Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . .           1,050
                                                                         -------------
    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . .          62,159
    Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . .         (12,273)
                                                                         -------------
       Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . .          49,886
                                                                         -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . .         514,500
                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain from Investment Transactions . . . . . . . . .         181,629
    Net Change in Unrealized Depreciation on Investments . . . . . .        (247,107)
                                                                         -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . . . . . .         (65,478)
                                                                         -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . .    $    449,022
                                                                         -------------
                                                                         -------------


                     See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         FOR THE              FOR THE
                                                                                    SIX MONTHS ENDED  PERIOD JANUARY 1, 1996
                                                                                     MARCH 31, 1997+  TO SEPTEMBER 30, 1996*
                                                                                    ----------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     514,500         $    780,710
    Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . . .        181,629              276,619
    Net Change in Unrealized Depreciation on Investments. . . . . . . . . . . . . .       (247,107)            (754,832)
                                                                                      -------------         -------------
Net Increase in Net Assets from Operations. . . . . . . . . . . . . . . . . . . . .        449,022              302,497
                                                                                      -------------         -------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested. . . . . . . . . . . . . . . . . . . . . . . . .      3,830,404            3,694,217
    Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . . . . . . . . . .     (4,028,611)          (4,230,017)
                                                                                      -------------         -------------
Net Decrease in Net Assets from Capital Transactions. . . . . . . . . . . . . . . .       (198,207)            (535,800)
                                                                                      -------------         -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . .        250,815             (233,303)
NET ASSETS
Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,019,401           22,252,704
                                                                                      -------------         -------------
End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  22,270,216         $ 22,019,401
                                                                                      -------------         -------------
                                                                                      -------------         -------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Intermediate Tax Free Portfolio.



                                                             FOR THE         FOR THE PERIOD               FOR THE YEAR ENDED
                                                          SIX MONTHS ENDED  JANUARY 1, 1996 TO   ---------------------------------
                                                           MARCH 31, 1997+  SEPTEMBER 30, 1996*   1995        1994          1993
                                                          ----------------  -------------------  -------     -------       -------

SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) . . . . .        $22,270             $22,019        $22,253     $25,326       $31,745
    Ratios to Average Net Assets:
       Net Investment Income . . . . . . . . . . . . .           4.64%**             4.64%**        4.97%       4.58%         4.29%
       Expenses, including Expenses of the
         Intermediate Tax Free Portfolio . . . . . . .           0.45%**             0.45%**        0.45%       0.45%         0.45%
       Decrease Reflected in Above Expense
         Ratio Due to Absorption of Expenses by
         Bankers Trust . . . . . . . . . . . . . . . .           0.11%**             0.14%**        0.08%       0.14%         0.18%
    Portfolio Turnover Rate. . . . . . . . . . . . . .             73%                130%            95%        118%           40%

---------------
+   Unaudited
* On August 2, 1995, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
**  Annualized

                     See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
INTERMEDIATE TAX FREE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Intermediate Tax Free Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on July 20, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. Securities for which quotations are not available are stated at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $5,543.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.40 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $44,342.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.45 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced by $12,273.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1997 were $14,216,620 and $13,096,718, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1997 was substantially the same as book basis.

BT INVESTMENT FUNDS
INTERMEDIATE TAX FREE FUND


INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



                             ----------------------------
         For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                             ----------------------------